Insurance Revenue - Summary of Revenue Recognized on Insurance and Investments Contracts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	€ 9,097	€ 9,841	€ 10,386
Insurance contracts issued [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	9,020	9,761	10,322
Investment contracts with DPF [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	77	80	64
Transitioned under the modified retrospective approach [member] | Insurance contracts issued [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	441	529	514
Transitioned under the fair value approach [member] | Insurance contracts issued [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	7,280	8,053	8,707
Transitioned under the fair value approach [member] | Investment contracts with DPF [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	77	80	64
Other contracts [member] | Insurance contracts issued [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	€ 1,299	€ 1,178	€ 1,101